WARRANTS (Details Narrative) - USD ($)	1 Months Ended			9 Months Ended
	Sep. 30, 2022	Aug. 31, 2022	May 30, 2022	Sep. 30, 2022
Debt discount			$ 3,485
Mast Hill Fund LP [Member]
Shares issued to directors as part of acquisition		9,375,000
Talos Victory Fund LLC [Member]
Shares issued to directors as part of acquisition		5,062,500
Talos Warrants [Member] | Talos Victory Fund LLC [Member]
Warrants issued	7,593,750			7,593,750
Exercise price	$ 0.008			$ 0.008
Shares issued to directors as part of acquisition				5,062,500
Mast Hill Fund Warrants [Member] | Mast Hill Fund LP [Member]
Debt discount	$ 13,368			$ 13,368
Warrants issued	14,062,500			14,062,500
Exercise price	$ 0.008			$ 0.008
Shares issued to directors as part of acquisition				9,375,000
Exercise Price(Mast Hill Note 2)	$ 0.0055			$ 0.0055
Additional Cashless Warrants Issued				40,000,000
GS Capital Warrants [Member] | GS Capital Partners, LLC. [Member]
Debt discount	$ 4,449			$ 4,449
Warrants issued	4,000,000			4,000,000
Exercise price	$ 0.008			$ 0.008
Talso Note And Mast Hill Fund LP [Member] | J. H. Darbie & Co. [Member]
Debt discount	$ 2,072			$ 2,072
Warrants issued			1,215,000
Exercise price			$ 0.008
Exercise Price Of Cashless Warrant			$ 0.008
Issuace Of Cashless Warrant			2,250,000
Issuace Of Cashless Warrant(Mast Hill Note 2)	2,130,613
Exercise Price(Mast Hill Note 2)	$ 490.0000